Redeemable Noncontrolling Interests - Summary of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	$ 165,716	$ 84,542
Redeemable noncontrolling interest acquired	12,562
Net income attributable to redeemable noncontrolling interests	6,423	6,661
Redemption value adjustment	12,016	74,513
Ending balance	196,717	165,716
Linetec
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	165,716	84,542
Redeemable noncontrolling interest acquired	0
Net income attributable to redeemable noncontrolling interests	6,416	6,661
Redemption value adjustment	12,016	74,513
Ending balance	184,148	165,716
Drum
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	0	0
Redeemable noncontrolling interest acquired	12,562
Net income attributable to redeemable noncontrolling interests	7	0
Redemption value adjustment	0	0
Ending balance	$ 12,569	$ 0